Deferred Revenue	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
15.	Deferred Revenue

Current deferred revenue included $6,549 received from the Chinese government for stockpiling of H5N1 vaccines (December 31, 2014 - $3,546) that expire within one year and $1,595 of advances from customers (December 31, 2014 - $1,450).

No long-term deferred revenue was received from the Chinese government for stockpiling of H5N1 vaccines as of December 31, 2015 (December 31, 2014 -$7,191).